Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Supplement to the Prospectuses and Summary Prospectuses
Dated December 21, 2012

Prospectus and Summary Prospectus Text Changes
The following replaces similar text under the heading “Investment Advisor”:
Portfolio Manager
Michael D. Eyre, CFA, CPA, Portfolio Manager. He has managed the Fund since
October 2013.

Prospectus Text Changes
The following replaces similar text for the Russell 2000 Index Funds under the heading Investment Advisor:
Michael D. Eyre, CFA, CPA, Portfolio Manager. He has been with Vanguard since 2002; has worked in investment management since 2006; has managed investment portfolios since 2010; and has managed the Russell 2000 Index,
Russell 2000 Value Index, and Russell 2000 Growth Index Funds since October
2013. Education: B.S., Villanova University.

CFA® is a trademark owned by CFA Institute.
© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 3348 102013

Vanguard Scottsdale Funds

Supplement to the Statement of Additional Information Dated December 21, 2012 (revised April 23, 2013, and October 16, 2013)

Statement of Additional Information Text Changes
In the Investment Advisory Services section, the text under “1. Other Accounts Managed” on page B-55 is revised to indicate that Michael D. Eyre manages Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard
Russell 2000 Growth Index Fund. All references to Andrew H. Maack are removed.
As of September 30, 2013, Mr. Eyre managed six other registered investment companies with total assets of $7.7 billion and two other pooled investment vehicles with total assets of $1.4 billion (neither of which had advisory fees based on account performance).
As of September 30, 2013, Mr. Eyre did not own any shares of the above-named Funds that he manages.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 1690B 102013